Private Placements of Common Stock and Warrant exercises - Tender Offer and Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions		3 Months Ended	12 Months Ended
	Jul. 19, 2024	Aug. 31, 2025	May 31, 2025	May 31, 2024
Share-based Compensation
Common stock warrants to purchase shares	127.1
Exercise price of share	$ 0.09387
Gross proceeds from warrant exercises	$ 11,900
Net proceeds from warrant exercises	$ 10,400
Shares issued during the period new issues shares	25.4
Placement agent fees and expenses	$ 1,400
Percentage of gross proceeds	13.00%
Legal fees	$ 100
Fair value of exercised warrants	1,700			$ 236
Fair value due to repricing	$ 400
Exercise of warrants for cash, shares			10.4
Exercise of warrants for cash			$ 1,100
Cashless exercise of warrants, shares		23.1	1.9
Cashless exercise of warrants, warrants		32.5	2.6
Cashless exercise of warrants, exercise price		$ 0.09387	$ 0.09387
Maximum
Share-based Compensation
Exercise price of share			0.21
Minimum
Share-based Compensation
Exercise price of share			$ 0.1